CONCENTRATION OF CREDIT RISK	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATION OF CREDIT RISK

NOTE 19 – CONCENTRATION OF CREDIT RISK

Cash Deposits

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash deposits. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. As of March 31, 2025 and December 31, 2024, the Company had approximately $11,244,000 and $9,662,000, respectively, in excess of the FDIC insured limit.

NOTE 24 – CONCENTRATION OF CREDIT RISK

Cash Deposits

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash deposits. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. As of December 31, 2024 and 2023, the Company had approximately $9,662,000 and $4,251,124, respectively, in excess of the FDIC insured limit.

Purchasing

During the year ended December 31, 2024, six manufacturers accounted for approximately 50% of our purchases.

During the year ended December 31, 2023, five manufacturers accounted for approximately 52% of our purchases.